Leases - Summary of lease liabilities recognized in statement of comprehensive income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of quantitative information about right-of-use assets [abstract]
Depreciation of rights of use	$ 297,518	$ 6,030,194	$ 5,886,840	$ 5,963,778
Interests from lease liabilities		3,422,669	3,948,398
Expenses related to short-term leases		$ 671,277	$ 609,927